Subsequent Event (Details) - Schedule of Beneficial Ownership of our Voting Securities	12 Months Ended
Dec. 31, 2023 shares
Yanhui Chen [Member]
Owner of more than 5% of Class
Title of Class	Class A Ordinary Shares
Number of Shares Beneficially Owned	182,971	[1]
Percentage Ownership of Shares of Common Share	5.089%
Zhenwei Li [Member]
Owner of more than 5% of Class
Title of Class	Class A Ordinary Shares
Number of Shares Beneficially Owned	182,971	[1]
Percentage Ownership of Shares of Common Share	5.089%
Yihang Sun [Member]
Owner of more than 5% of Class
Title of Class	Class A Ordinary Shares
Number of Shares Beneficially Owned	182,971	[1]
Percentage Ownership of Shares of Common Share	5.089%
Wang Zhang [Member]
Owner of more than 5% of Class
Title of Class	Class A Ordinary Shares
Number of Shares Beneficially Owned	182,971	[1]
Percentage Ownership of Shares of Common Share	5.089%
Kuangtao Wang [Member]
Owner of more than 5% of Class
Title of Class	Class A Ordinary Shares
Yaobin Wang [Member]
Owner of more than 5% of Class
Title of Class	Class A Ordinary Shares
Number of Shares Beneficially Owned		[1]
Percentage Ownership of Shares of Common Share		[1]
Doug Buerger [Member]
Owner of more than 5% of Class
Title of Class	Class A Ordinary Shares
Number of Shares Beneficially Owned		[1]
Percentage Ownership of Shares of Common Share		[1]
Guisuo Lu [Member]
Owner of more than 5% of Class
Title of Class	Class A Ordinary Shares
Number of Shares Beneficially Owned		[1]
Percentage Ownership of Shares of Common Share		[1]
Ronggang (Jonathan) Zhang [Member]
Owner of more than 5% of Class
Title of Class	Class A Ordinary Shares
Number of Shares Beneficially Owned		[1]
Percentage Ownership of Shares of Common Share		[1]

[1]	Who holds no share in the Company